Capital Stock and Changes in Capital Accounts, textuals 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 22, 2014
Equity [Abstract]
Stock Repurchase Program, Authorized Amount			$ 100,000
Repurchase of common stock, shares	0	0